Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted this ASU on December 31, 2024  and the adoption of the ASU does not have a material effect on its consolidated financial statements.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Company.

Based on the management’s assessment, the Company determined that it had two operating segments and therefore two reportable segments as defined by ASC 280, which were graphite anode business and knowledge sharing and enterprise business. The Company’s long-lived assets were all located in the PRC and substantially all of the Company’s revenue and expense were derived in the PRC. Therefore, no geographical segments were presented.

The Company’s CODM evaluates performance based on each reporting segment’s revenues and costs of revenues. Revenues, cost of revenues and gross (loss) profits by segment were presented below.

	For the years ended December 31,
	2024	2023	2022
REVENUES, NET
Graphite anode business	$64,365,362	$44,384,004	$37,580,677
Knowledge sharing and enterprise business	632,379	666,401	544,991
Total revenues	64,997,741	45,050,405	38,125,668

COSTS OF REVENUES
Graphite anode business	70,782,649	57,172,626	35,586,544
Knowledge sharing and enterprise business	12,672	281,030	3,889,502
Total cost of revenues	70,795,321	57,453,656	39,476,046

GROSS (LOSS) PROFIT
Graphite anode business	(6,417,287)	(12,788,622)	1,994,133
Knowledge sharing and enterprise business	619,707	385,371	(3,344,511)
Total gross loss	(5,797,580)	(12,403,251)	(1,350,378)

RECONCILIATION OF LOSS (SEGMENT OF GROSS LOSS)
UNALLOCATED AMOUNTS
OPERATING EXPENSES
Selling expenses	899,760	742,167	1,075,980
General and administrative expenses	7,391,664	13,040,038	12,678,873
Research and development expenses	2,507,324	1,193,082	1,053,882
Impairment of intangible assets	-	3,151,467	2,650,020
Total operating expenses	10,798,748	18,126,754	17,458,755

LOSS FROM OPERATIONS	(16,596,328)	(30,530,005)	(18,809,133)

OTHER (EXPENSES) INCOME
Investment income (losses)	198,176	(1,170,974)	(3,566,561)
Interest expense, net	(2,018,680)	(2,162,109)	(27,128)
Other income, net	441,231	942,138	87,390
Total other expenses	(1,379,273)	(2,390,945)	(3,506,299)

LOSS BEFORE INCOME TAXES	$(17,975,601)	$(32,920,950)	$(22,315,432)